Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Wages, salaries and bonuses	¥ 10,671	¥ 11,287
Share-based compensation expenses	7,345	861
Contributions to defined benefit plan	190	118
Welfare, housing funds and other	¥ 116	¥ 117